REVENUE RECOGNITION (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets		$ 5,361	$ 11,823
Contracts liabilities		7,521	10,035
Change in contract asset		6,462
Contracts liabilities			$ (2,514)
Airspan [Member]
Contract assets	$ 11,917,000	5,361,000
Contracts liabilities	4,729,000	$ 7,521,000
Change in contract asset	6,556,000
Contracts liabilities	$ (2,792,000)